Organization and Nature of Business - Narrative (Details)		1 Months Ended	12 Months Ended
	Jan. 29, 2019 USD ($) $ / shares	Aug. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Number of business segments | segment			2
Increase in deferred tax assets			$ 11,000,000	$ 18,000,000
Subsequent Event | Term Loan Facility
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Borrowing capacity	$ 105,000,000
Subsequent Event | CVR Refining, LP
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Cash purchase price	$ 301,000,000
Subsequent Event | CVRR Public Unit Purchase
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Cash purchase price (in dollars per share) | $ / shares	$ 10.50
Cash purchase price	$ 241,000,000
Subsequent Event | CVRR Affiliate Unit Purchase | AEP and IEP
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Cash purchase price	$ 60,000,000
CVR Refining, LP
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Percentage of interest held by public			16.00%
CVR Energy, Inc. and CVR Refining Holdings LLC | CVR Refining, LP
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Percentage of common units owned by wholly-owned subsidiary			81.00%
CVR Energy, Inc. and CVR Refining Holdings LLC | CVR GP, LLC
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Percentage of common units owned by general partner			100.00%
CVR Partners
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Percentage of interest held by public			66.00%
Coffeyville Resources LLC (CRLLC) | CVR Partners
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Percentage of common units owned by wholly-owned subsidiary			34.00%
Coffeyville Resources LLC (CRLLC) | CVR GP, LLC
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Percentage of common units owned by general partner			100.00%
Affiliates
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Ownership percentage held by controlling stockholder		71.00%
Affiliates | CVR Refining, LP
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Percentage of interest held by public			3.90%
Exchange Offer, CVR Refining Common Units for CVR Energy Common Stock
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Common stock exchanged in the exchange offer (in shares) | shares		13,699,549
Issuance costs incurred in connection with exchange offer		$ 700,000
Increase in deferred tax assets		$ 84,000,000
Exchange Offer, CVR Refining Common Units for CVR Energy Common Stock | CVR Refining, LP
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Number of shares tendered in exchange offer (in shares) | shares		21,625,106
Exchange Offer, CVR Refining Common Units for CVR Energy Common Stock | Additional Paid-In Capital
Organization, Consolidation, and Presentation of Financial Statements [Line Items]
Impact of CVRR unit exchange, increase to additional paid-in capital		$ 276,000,000